Borrowings, other debts and derivative liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Summary of Short-term Debt
The following table presents short-term borrowings from commercial banks, other institutions and individuals as of March 31, 2022 and 2023. Short-term borrowings include borrowings with maturity terms shorter than one year:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Bank borrowings	134,540	86,261
Current portion of long-term bank borrowings	26,586	—

Total	161,126	86,261

Summary of Maturities of Long-term Debt
Future principal maturities of short-term borrowings and long-term borrowings as of March 31, 2021 and 2022 are as followings:

	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB
For the year ending March 31,
- Within 1 year	161,126	86,261

Total	161,126	86,261

Summary of Other Long Term Debt
Other debts –
non-current
consist of the following:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Loan from CMB (a)	86,373	—
Loan from Chong Li (b)	70,001	73,981
Loan for Yoken Series A-1 Warrant (c)	23,188	27,346
Payable for investment	1,500	1,500

Total	181,062	102,827

Summary of Fair Value of Derivative Liabilities	Derivative liabilities

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Conversion feature of Yoken Series A-1 Warrant (a)	9,086	7,850
Forward exchange contracts (b)	—	2,851

Total	9,086	10,701